Interest in Entities - Summary of Net Assets and Liabilities of the Joint Operation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Assets	$ 10,782.5	$ 10,142.1
Liabilities	7,743.2	7,317.8
Shareholders' equity	3,039.3	2,824.3	$ 2,775.0	$ 2,907.5
Net Revenue	5,268.5	4,540.4	4,197.2
Net income (loss) for the year	164.3	(203.5)	$ (43.5)
Eve Holdings Inc [Member]
Disclosure of subsidiaries [line items]
Assets	230.1	291.0
Liabilities	126.1	95.9
Shareholders' equity	104.0	195.1
Net Revenue	0.0	0.0
Net income (loss) for the year	$ (96.2)	$ (308.5)